Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail)
¥ in Millions
	Sep. 30, 2026 JPY (¥)	Mar. 31, 2026 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 60,859	¥ 78,020
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	1,747	838
Real estate collateral-dependent loans (net of allowance for credit losses)	5,489	11,553
Investment in operating leases, property under facility operations and office facilities	8,517	11,907
Land and buildings undeveloped or under construction		2,203
Equity method investments	43,128	5,140
Total	68,670	74,058
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	838
Real estate collateral-dependent loans (net of allowance for credit losses)	5,489	11,553
Investment in operating leases, property under facility operations and office facilities	8,517	11,841
Land and buildings undeveloped or under construction		2,203
Equity method investments	11,837	5,140
Total	25,843	31,575
Fair Value, Measurements, Nonrecurring | Level 3 | Direct capitalization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments		¥ 844
Fair Value, Measurements, Nonrecurring | Level 3 | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity method investments		0.075
Fair Value, Measurements, Nonrecurring | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases, property under facility operations and office facilities		¥ 6,283
Land and buildings undeveloped or under construction		¥ 2,203
Fair Value, Measurements, Nonrecurring | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Land and buildings undeveloped or under construction		0.039
Fair Value, Measurements, Nonrecurring | Level 3 | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		¥ 838
Real estate collateral-dependent loans (net of allowance for credit losses)	5,489	11,553
Investment in operating leases, property under facility operations and office facilities	8,517	5,558
Equity method investments	¥ 11,837	1,615
Fair Value, Measurements, Nonrecurring | Level 3 | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments		¥ 2,681
Fair Value, Measurements, Nonrecurring | Level 3 | Minimum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations and office facilities		0
Fair Value, Measurements, Nonrecurring | Level 3 | Minimum | Market Multiples | EV/EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity method investments		6.8
Fair Value, Measurements, Nonrecurring | Level 3 | Maximum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations and office facilities		0.053
Fair Value, Measurements, Nonrecurring | Level 3 | Maximum | Market Multiples | EV/EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity method investments		7.8
Fair Value, Measurements, Nonrecurring | Level 3 | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity method investments		0.075
Fair Value, Measurements, Nonrecurring | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Investment in operating leases, property under facility operations and office facilities		0.052
Significant unobservable inputs, Land and buildings undeveloped or under construction		0.039
Fair Value, Measurements, Nonrecurring | Level 3 | Weighted Average | Market Multiples | EV/EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity method investments		6.9